Income tax (Reconciliation of the Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	(20.50%)	(11.92%)	(6.13%)
Effect of tax rates in different tax jurisdiction	(31.87%)	(4.79%)	(23.20%)
Effect of preferential tax rate	(11.75%)	0.92%	0.84%
Research and development super deduction	13.04%	7.40%	2.28%
HK tax-free interest income	6.56%	3.51%	0.10%
Changes in valuation allowance and others	(2.78%)	(4.65%)	(3.45%)
Effective income tax rate	(22.30%)	(5.53%)	(4.56%)